Long - Term Debt - Credit Facilities 2 (Details) $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2019 USD ($) Unit Vessel	Nov. 15, 2018 USD ($) Vessel
Line of Credit Facility [Line Items]
Number of ships owned | Vessel	39	19
Outstanding amount	$ 875,631
$24.5 Million Blue Ocean Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date	Aug. 11, 2017
Line of credit facility maximum borrowing capacity	$ 24,500
Outstanding amount	$ 23,652	$ 24,231
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Periodic Payment	$ 650
Line of Credit Facility, Number of Repayment Instalments	4
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 21,900
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Loan margin percentage	4.00%
Long-Term Debt Principal Amount Bearing Interest	$ 18,830
$65.3 Million ABN AMRO Credit Facility [Member]
Line of Credit Facility [Line Items]
Number of ships owned | Vessel	2
Line of credit facility issuance date	Aug. 30, 2017
Line of credit facility maximum borrowing capacity	$ 65,300
Outstanding amount	$ 61,595	$ 64,254
Line of Credit Facility, Expiration Date	Dec. 31, 2020
Line of Credit Facility, Periodic Payment	$ 1,125
Line of Credit Facility, Number of Repayment Instalments | Unit	4
Line of Credit Facility, Date of First Required Payment	Mar. 31, 2020
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 60,800
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
$65.3 Million ABN AMRO Credit Facility [Member] | Up to March 31, 2019 [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.42%
$65.3 Million ABN AMRO Credit Facility [Member] | From March 31, 2019 and Afterwards [Member]
Line of Credit Facility [Line Items]
Loan margin percentage	3.50%